Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2021
T06-NPRT1-1221
1.9584813.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 15.0%
Aerospace & Defense – 15.0%
AAR Corp. (a)		6,839	$ 241,895
Aerojet Rocketdyne Holdings, Inc.		14,004	616,316
AeroVironment, Inc. (a)		4,817	429,243
Axon Enterprise, Inc. (a)		13,304	2,394,188
BWX Technologies, Inc.		19,560	1,109,834
Curtiss-Wright Corp.		8,432	1,076,598
Ducommun, Inc. (a)		2,242	108,490
General Dynamics Corp.		49,397	10,015,242
HEICO Corp.		8,918	1,243,080
HEICO Corp. Class A		15,020	1,887,714
Hexcel Corp. (a)		17,227	977,460
Howmet Aerospace, Inc.		80,386	2,386,660
Huntington Ingalls Industries, Inc.		8,265	1,675,563
Kaman Corp.		5,100	182,529
Kratos Defense & Security Solutions, Inc. (a)		25,507	545,595
L3Harris Technologies, Inc.		42,149	9,717,031
Lockheed Martin Corp.		51,436	17,093,212
Maxar Technologies, Inc.		14,800	392,940
Mercury Systems, Inc. (a)		11,618	598,792
Moog, Inc. Class A		6,000	453,180
National Presto Industries, Inc.		1,078	89,636
Northrop Grumman Corp.		31,444	11,232,426
PAE, Inc. (a)		13,512	134,039
Parsons Corp. (a)		5,242	181,583
Raytheon Technologies Corp.		311,543	27,683,711
Spirit AeroSystems Holdings, Inc. Class A		21,753	898,181
Textron, Inc.		46,435	3,429,225
The Boeing Co. (a)		114,241	23,651,314
TransDigm Group, Inc. (a)		10,722	6,688,598
Triumph Group, Inc. (a)		13,205	270,042
Vectrus, Inc. (a)		2,438	118,072
Virgin Galactic Holdings, Inc. (a)		27,231	510,581
TOTAL AEROSPACE & DEFENSE	128,032,970
AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)		3,819	95,055
Atlas Air Worldwide Holdings, Inc. (a)		1,464	118,760
CH Robinson Worldwide, Inc.		27,303	2,648,118
Echo Global Logistics, Inc. (a)		5,481	264,348
Expeditors International of Washington, Inc.		34,732	4,281,066
FedEx Corp.		51,836	12,208,933
Forward Air Corp.		5,619	565,047
GXO Logistics, Inc. (a)		17,904	1,589,875
Hub Group, Inc. Class A (a)		6,903	542,369

		Shares	Value

United Parcel Service, Inc. Class B		148,734	$ 31,750,247
TOTAL AIR FREIGHT & LOGISTICS	54,063,818
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc. (a)		6,453	340,718
Allegiant Travel Co. (a)		913	160,021
American Airlines Group, Inc. (a)		33,075	635,040
Delta Air Lines, Inc. (a)		32,883	1,286,712
Hawaiian Holdings, Inc. (a)		2,794	54,064
JetBlue Airways Corp. (a)		16,122	226,192
SkyWest, Inc. (a)		2,551	109,770
Southwest Airlines Co. (a)		30,447	1,439,534
Spirit Airlines, Inc. (a)		5,531	120,852
TOTAL AIRLINES	4,372,903
BUILDING PRODUCTS – 7.2%
Building Products – 7.2%
AAON, Inc.		8,666	620,919
Advanced Drainage Systems, Inc.		11,040	1,245,312
Allegion PLC		18,505	2,374,192
American Woodmark Corp. (a)		3,475	238,872
AO Smith Corp.		27,659	2,021,043
Apogee Enterprises, Inc.		5,242	219,797
Armstrong World Industries, Inc.		9,848	1,040,441
Builders FirstSource, Inc. (a)		40,466	2,357,954
Carlisle Cos., Inc.		10,731	2,392,155
Carrier Global Corp.		169,758	8,866,460
Cornerstone Building Brands, Inc. (a)		10,120	144,817
CSW Industrials, Inc.		3,078	426,672
Fortune Brands Home & Security, Inc.		28,487	2,888,582
Gibraltar Industries, Inc. (a)		6,740	439,178
Griffon Corp.		9,801	259,628
Insteel Industries, Inc.		3,970	161,460
JELD-WEN Holding, Inc. (a)		18,942	519,200
Johnson Controls International PLC		147,378	10,813,124
Lennox International, Inc.		6,989	2,091,668
Masco Corp.		52,203	3,421,907
Masonite International Corp. (a)		4,804	576,528
Owens Corning		21,512	2,009,436
PGT Innovations, Inc. (a)		12,408	264,911
Quanex Building Products Corp.		6,863	142,201
Resideo Technologies, Inc. (a)		28,788	709,912
Simpson Manufacturing Co., Inc.		8,941	948,551
The AZEK Co., Inc. (a)		19,157	702,870
Trane Technologies PLC		49,173	8,896,871
Trex Co., Inc. (a)		23,736	2,525,510
UFP Industries, Inc.		12,720	1,040,878
Zurn Water Solutions Corp.		24,620	893,214
TOTAL BUILDING PRODUCTS	61,254,263

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 7.1%
Commercial Printing – 0.2%
Brady Corp. Class A	10,051	$ 523,557
Cimpress PLC (a)	3,454	308,511
Deluxe Corp.	8,684	309,758
Ennis, Inc.	5,533	104,795
		1,246,621
Diversified Support Services – 2.2%
Cintas Corp.	19,443	8,420,763
Copart, Inc. (a)	43,784	6,799,217
Driven Brands Holdings, Inc. (a)	8,542	277,359
Healthcare Services Group, Inc.	15,446	296,409
IAA, Inc. (a)	27,712	1,653,021
KAR Auction Services, Inc. (a)	25,660	376,432
Matthews International Corp. Class A	6,467	222,271
UniFirst Corp.	3,146	622,782
Viad Corp. (a)	4,298	190,702
		18,858,956
Environmental & Facilities Services – 4.3%
ABM Industries, Inc.	13,868	610,331
BrightView Holdings, Inc. (a)	8,586	136,174
Casella Waste Systems, Inc. Class A (a)	10,356	898,072
Clean Harbors, Inc. (a)	10,626	1,195,850
Covanta Holding Corp.	24,532	495,056
Harsco Corp. (a)	16,434	281,021
Heritage-Crystal Clean, Inc. (a)	3,167	109,800
Montrose Environmental Group, Inc. (a)	4,552	312,040
Republic Services, Inc.	45,923	6,181,236
Rollins, Inc.	45,627	1,607,439
SP Plus Corp. (a)	4,823	155,542
Stericycle, Inc. (a)	18,873	1,262,981
Tetra Tech, Inc.	11,140	1,956,852
US Ecology, Inc. (a)	6,432	207,046
Waste Connections, Inc.	53,808	7,318,426
Waste Management, Inc.	86,800	13,907,964
		36,635,830
Office Services & Supplies – 0.3%
ACCO Brands Corp.	19,774	163,531
Herman Miller, Inc.	15,395	599,173
HNI Corp.	8,957	334,992
Interface, Inc.	12,004	172,377
Kimball International, Inc. Class B	7,783	84,601
MSA Safety, Inc.	7,650	1,170,680
Pitney Bowes, Inc.	18,240	126,586
Steelcase, Inc. Class A	17,881	212,784
		2,864,724
Security & Alarm Services – 0.1%
ADT, Inc.	31,487	262,916
CoreCivic, Inc. (a)	24,450	210,515

		Shares	Value

The Brink's Co.		10,234	$ 704,918
			1,178,349
TOTAL COMMERCIAL SERVICES & SUPPLIES	60,784,480
CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)		28,521	1,949,981
Ameresco, Inc. Class A (a)		5,471	449,333
API Group Corp. (a)		28,976	631,097
Arcosa, Inc.		9,835	508,765
Argan, Inc.		3,286	135,580
Comfort Systems USA, Inc.		7,504	686,391
Construction Partners, Inc. Class A (a)		6,247	222,456
Dycom Industries, Inc. (a)		6,325	502,332
EMCOR Group, Inc.		11,192	1,359,716
Fluor Corp. (a)		29,238	568,387
Granite Construction, Inc.		9,527	353,642
Great Lakes Dredge & Dock Corp. (a)		13,535	206,003
IES Holdings, Inc. (a)		1,978	98,603
MasTec, Inc. (a)		12,222	1,089,347
MYR Group, Inc. (a)		3,436	350,987
NV5 Global, Inc. (a)		2,649	275,840
Primoris Services Corp.		11,047	297,717
Quanta Services, Inc.		28,657	3,475,521
Sterling Construction Co., Inc. (a)		5,848	140,586
Tutor Perini Corp. (a)		9,360	127,483
Valmont Industries, Inc.		4,372	1,044,733
WillScot Mobile Mini Holdings Corp. (a)		35,481	1,232,965
TOTAL CONSTRUCTION & ENGINEERING	15,707,465
ELECTRICAL EQUIPMENT – 8.0%
Electrical Components & Equipment – 7.9%
Acuity Brands, Inc.		7,352	1,510,321
AMETEK, Inc.		47,485	6,287,014
Array Technologies, Inc. (a)		23,332	498,138
Atkore, Inc. (a)		9,666	913,727
Blink Charging Co. (a)		7,773	247,181
Eaton Corp. PLC		81,944	13,501,094
Emerson Electric Co.		123,319	11,963,176
Encore Wire Corp.		4,251	569,889
EnerSys		8,810	705,152
FuelCell Energy, Inc. (a)		65,826	525,950
Generac Holdings, Inc. (a)		12,946	6,454,358
GrafTech International Ltd.		35,410	378,887
Hubbell, Inc.		11,174	2,227,760
nVent Electric PLC		34,342	1,217,424
Plug Power, Inc. (a)		105,181	4,025,277
Regal Rexnord Corp.		13,844	2,108,857
Rockwell Automation, Inc.		23,870	7,624,078
Romeo Power, Inc. (a)		19,738	85,663

Quarterly Report	3

Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Sensata Technologies Holding PLC (a)		32,511	$ 1,791,356
Shoals Technologies Group, Inc. (a)		18,154	562,593
Sunrun, Inc. (a)		35,644	2,055,946
Thermon Group Holdings, Inc. (a)		7,074	122,239
Vertiv Holdings Co.		54,327	1,395,117
Vicor Corp. (a)		4,571	692,918
			67,464,115
Heavy Electrical Equipment – 0.1%
AZZ, Inc.		5,176	275,001
Bloom Energy Corp. Class A (a)		29,803	931,641
TPI Composites, Inc. (a)		7,468	251,149
			1,457,791
TOTAL ELECTRICAL EQUIPMENT	68,921,906
INDUSTRIAL CONGLOMERATES – 10.2%
Industrial Conglomerates – 10.2%
3M Co.		119,198	21,298,299
General Electric Co.		225,640	23,662,867
Honeywell International, Inc.		142,818	31,222,871
Raven Industries, Inc. (a)		7,377	426,538
Roper Technologies, Inc.		21,642	10,558,482
TOTAL INDUSTRIAL CONGLOMERATES	87,169,057
MACHINERY – 19.8%
Agricultural & Farm Machinery – 2.9%
AGCO Corp.		13,169	1,609,383
Deere & Co.		61,228	20,958,957
Hydrofarm Holdings Group, Inc. (a)		4,912	161,949
Lindsay Corp.		2,230	324,844
The Toro Co.		22,121	2,111,892
			25,167,025
Construction Machinery & Heavy Trucks – 5.5%
Alamo Group, Inc.		2,112	319,334
Allison Transmission Holdings, Inc.		22,459	749,232
Astec Industries, Inc.		4,406	235,192
Blue Bird Corp. (a)		3,318	65,066
Caterpillar, Inc.		112,639	22,979,482
Cummins, Inc.		30,060	7,209,590
Douglas Dynamics, Inc.		4,695	198,599
Federal Signal Corp.		12,362	529,217
Hyliion Holdings Corp. (a)		19,119	154,673
Ideanomics, Inc. (a)		77,174	152,805
Meritor, Inc. (a)		14,810	360,475
Nikola Corp. (a)		32,752	386,474
Oshkosh Corp.		14,109	1,509,663
PACCAR, Inc.		71,384	6,397,434
REV Group, Inc.		5,884	88,907
Terex Corp.		14,350	642,880
The Greenbrier Cos., Inc.		6,770	277,705

	Shares	Value

The Manitowoc Co., Inc. (a)	7,069	$ 151,489
The Shyft Group, Inc.	6,619	272,769
Trinity Industries, Inc.	16,995	476,710
Wabash National Corp.	10,534	163,593
Westinghouse Air Brake Technologies Corp.	36,923	3,350,024
		46,671,313
Industrial Machinery – 11.4%
Albany International Corp. Class A	6,366	513,418
Altra Industrial Motion Corp.	13,355	696,463
Barnes Group, Inc.	9,972	418,226
Chart Industries, Inc. (a)	7,478	1,327,495
CIRCOR International, Inc. (a)	4,086	116,614
Colfax Corp. (a)	25,102	1,295,765
Columbus McKinnon Corp.	5,902	278,988
Crane Co.	9,611	992,624
Desktop Metal, Inc. Class A (a)	31,565	220,639
Donaldson Co., Inc.	25,939	1,556,599
Dover Corp.	29,602	5,005,106
Energy Recovery, Inc. (a)	7,864	159,796
Enerpac Tool Group Corp.	12,220	255,276
EnPro Industries, Inc.	4,078	365,633
ESCO Technologies, Inc.	5,369	454,003
Evoqua Water Technologies Corp. (a)	24,658	1,031,444
Flowserve Corp.	26,815	901,520
Fortive Corp.	66,134	5,007,005
Franklin Electric Co., Inc.	8,129	702,183
Gates Industrial Corp. PLC (a)	11,784	193,729
Graco, Inc.	34,845	2,619,647
Helios Technologies, Inc.	6,268	570,701
Hillenbrand, Inc.	15,497	704,494
Hyster-Yale Materials Handling, Inc.	1,452	69,754
IDEX Corp.	15,613	3,474,985
Illinois Tool Works, Inc.	64,954	14,801,068
Ingersoll Rand, Inc. (a)	83,345	4,480,627
ITT, Inc.	17,666	1,661,841
John Bean Technologies Corp.	6,541	966,433
Kadant, Inc.	2,388	530,423
Kennametal, Inc.	16,442	653,570
Lincoln Electric Holdings, Inc.	11,629	1,655,970
Luxfer Holdings PLC	5,754	115,713
Mueller Industries, Inc.	10,496	552,509
Mueller Water Products, Inc. Class A	32,868	539,364
Nordson Corp.	10,754	2,733,774
Omega Flex, Inc.	641	92,791
Otis Worldwide Corp.	83,834	6,732,709
Parker Hannifin Corp.	26,539	7,871,202
Pentair PLC	34,179	2,528,221
Proto Labs, Inc. (a)	5,753	344,087
RBC Bearings, Inc. (a)	5,793	1,355,156
Snap-on, Inc.	11,103	2,256,463
SPX Corp. (a)	9,309	540,760
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery – continued
SPX FLOW, Inc.		8,715	$ 651,098
Standex International Corp.		2,536	282,181
Stanley Black & Decker, Inc.		33,207	5,968,294
Tennant Co.		3,796	301,630
The Gorman-Rupp Co.		4,263	181,263
The Middleby Corp. (a)		11,447	2,088,391
The Timken Co.		14,060	997,557
Watts Water Technologies, Inc. Class A		5,669	1,077,223
Welbilt, Inc. (a)		27,782	657,322
Woodward, Inc.		12,317	1,391,205
Xylem, Inc.		37,029	4,835,617
			97,776,569
TOTAL MACHINERY	169,614,907
MARINE – 0.0%
Marine – 0.0%
Genco Shipping & Trading Ltd.		5,548	95,259
Kirby Corp. (a)		3,089	161,894
Matson, Inc.		2,260	188,213
TOTAL MARINE	445,366
PROFESSIONAL SERVICES – 7.6%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)		10,935	1,308,482
Barrett Business Services, Inc.		1,564	128,248
Heidrick & Struggles International, Inc.		4,010	187,989
Insperity, Inc.		7,551	943,875
Kelly Services, Inc. Class A		7,090	127,833
Kforce, Inc.		4,095	265,192
Korn Ferry		11,145	860,505
ManpowerGroup, Inc.		11,238	1,086,153
Robert Half International, Inc.		23,191	2,622,206
TriNet Group, Inc. (a)		8,170	827,213
TrueBlue, Inc. (a)		7,288	202,971
Upwork, Inc. (a)		23,345	1,100,016
			9,660,683
Research & Consulting Services – 6.5%
Booz Allen Hamilton Holding Corp.		27,851	2,419,138
CACI International, Inc. Class A (a)		4,840	1,392,178
CBIZ, Inc. (a)		9,944	365,044
Clarivate PLC (a)		72,544	1,701,157
CoStar Group, Inc. (a)		81,208	6,987,948
Equifax, Inc.		25,028	6,943,518
Exponent, Inc.		10,717	1,230,312
Forrester Research, Inc. (a)		2,450	130,462
FTI Consulting, Inc. (a)		7,051	1,014,780
Huron Consulting Group, Inc. (a)		4,683	234,899
ICF International, Inc.		3,850	386,886
IHS Markit Ltd.		77,849	10,176,421

		Shares	Value

Jacobs Engineering Group, Inc.		26,777	$ 3,760,026
KBR, Inc.		29,072	1,233,816
Leidos Holdings, Inc.		27,597	2,759,148
ManTech International Corp. Class A		5,610	483,694
Nielsen Holdings PLC		70,043	1,418,371
Resources Connection, Inc.		6,384	111,145
Science Applications International Corp.		12,211	1,096,304
TransUnion		39,340	4,535,509
Verisk Analytics, Inc.		31,663	6,657,779
Willdan Group, Inc. (a)		2,657	88,824
			55,127,359
TOTAL PROFESSIONAL SERVICES	64,788,042
ROAD & RAIL – 12.5%
Railroads – 8.3%
CSX Corp.		467,230	16,899,709
Kansas City Southern		18,697	5,800,744
Norfolk Southern Corp.		51,457	15,079,474
Union Pacific Corp.		136,598	32,974,757
			70,754,684
Trucking – 4.2%
AMERCO		2,012	1,482,824
ArcBest Corp.		5,181	465,513
Avis Budget Group, Inc. (a)		10,788	1,869,668
Heartland Express, Inc.		10,648	173,882
JB Hunt Transport Services, Inc.		17,389	3,428,937
Knight-Swift Transportation Holdings, Inc.		32,335	1,833,071
Landstar System, Inc.		7,895	1,388,020
Lyft, Inc. Class A (a)		52,736	2,419,000
Marten Transport Ltd.		12,891	214,377
Old Dominion Freight Line, Inc.		20,267	6,918,141
Ryder System, Inc.		11,078	941,076
Saia, Inc. (a)		5,411	1,691,695
Schneider National, Inc. Class B		11,549	288,032
Uber Technologies, Inc. (a)		250,180	10,962,888
Werner Enterprises, Inc.		12,491	566,092
XPO Logistics, Inc. (a)		19,532	1,675,846
			36,319,062
TOTAL ROAD & RAIL	107,073,746
TRADING COMPANIES & DISTRIBUTORS – 3.7%
Trading Companies & Distributors – 3.7%
Air Lease Corp.		22,302	893,195
Applied Industrial Technologies, Inc.		8,022	781,985
Beacon Roofing Supply, Inc. (a)		11,497	607,846
Boise Cascade Co.		8,162	462,132
CAI International, Inc.		3,380	189,043
DXP Enterprises, Inc. (a)		3,754	123,732
Fastenal Co.		118,105	6,741,433
GATX Corp.		6,921	656,457

Quarterly Report	5

Common Stocks – continued
		Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Global Industrial Co.		2,814	$ 114,192
GMS, Inc. (a)		8,007	396,587
H&E Equipment Services, Inc.		6,726	303,208
Herc Holdings, Inc.		4,260	775,490
McGrath RentCorp		5,036	363,297
MRC Global, Inc. (a)		15,920	132,136
MSC Industrial Direct Co., Inc. Class A		9,673	813,209
NOW, Inc. (a)		22,867	165,100
Rush Enterprises, Inc. Class A		8,893	463,147
Rush Enterprises, Inc. Class B		1,173	60,656
SiteOne Landscape Supply, Inc. (a)		9,133	2,145,890
Triton International Ltd.		14,192	882,601
United Rentals, Inc. (a)		14,886	5,643,432
Univar Solutions, Inc. (a)		34,942	893,816
Veritiv Corp. (a)		3,099	332,430
Watsco, Inc.		6,768	1,959,878
WESCO International, Inc. (a)		9,290	1,203,612
WW Grainger, Inc.		9,105	4,216,617
TOTAL TRADING COMPANIES & DISTRIBUTORS	31,321,121
TOTAL COMMON STOCKS (Cost $698,109,458)			853,550,044
Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,530,000)		1,530,000	$ 1,530,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $699,639,458)	855,080,044
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	435,532
NET ASSETS – 100.0%	$855,515,576

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $100,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2021	$ 229,530	$ 6,132	$ 6,132
CME E-mini S&P Industrial Select Sector Index Contracts (United States) (United States)	15	December 2021	1,575,000	52,222	52,222
Total Equity Index Contracts					$ 58,354
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report